FT Vest Laddered International Moderate Buffer ETF Investment Strategy - FT Vest Laddered International Moderate Buffer ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with international developed market equity exposure while attempting to limit downside risk through a laddered portfolio of FT Vest International Equity Moderate Buffer ETFs (the "Underlying ETFs"). The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single Underlying ETF due to the timing of investment in such Underlying ETF and the relative price of the reference asset or having limited or no upside potential remaining because of the cap of a single Underlying ETF. The Fund's laddered approach is intended to allow the Fund to continue to benefit from increases in the value of the iShares MSCI EAFE ETF (“EFA”) and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of EFA, up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 15% of EFA losses, over a defined one-year period. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). BlackRock Fund Advisors ("BFA") serves as EFA’s sponsor. The investment objective of EFA is to seek to track the investment results (before fees and expenses) of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. See "iShares MSCI EAFE ETF" below for more information. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on EFA. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, EFA). The pre-determined outcomes sought by the Underlying ETFs, which include a buffer against the first 15% of EFA losses and a cap on upside potential, are based on the price return of EFA over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (the “Target Outcome Period”). Each Underlying ETF establishes a new cap annually at the beginning of each Target Outcome Period. The buffer level for each Underlying ETF will remain the same at the beginning of each Target Outcome Period. See “Buffer and Cap” below under “Additional Information on the Fund’s Investment Objective and Strategies.” Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon EFA’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its cap and a “refresh” of its buffer annually. Each Underlying ETF will undergo such reset and refresh in a different month of the calendar year: March for FT Vest International Equity Moderate Buffer ETF – March; June for FT Vest International Equity Moderate Buffer ETF – June; September for FT Vest International Equity Moderate Buffer ETF – September; and December for FT Vest International Equity Moderate Buffer ETF – December. The Fund will invest in four Underlying ETFs, meaning that there will only be an Underlying ETF resetting its cap and refreshing its buffer every quarter. As a result, the Fund's ability to take advantage of the rolling or “laddered” nature of the investments in the Underlying ETFs will be limited. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of EFA at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. Further, an investor like the Fund that holds Underlying ETF shares through multiple Target Outcome Periods may fail to experience gains comparable to those of EFA over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of EFA and any gains above the prior cap will be forfeit. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Underlying ETFs may have losses that exceed those of EFA. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the ability to continue to benefit from increases in the value of EFA and to provide a level of downside protection as each of the Underlying ETFs will reset its cap and refresh its buffer annually based on the price of EFA at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF caps and buffers at current EFA prices is intended to allow the Fund to continue to benefit from increases in the value of EFA and to provide a level of downside protection for at least a portion of the Fund's portfolio at any given time. This approach reduces the risk inherent in the Underlying ETFs of having the upside potential for an entire Target Outcome Period capped out in cases of rapid appreciation of EFA. It also reduces the risk of failing to benefit from an individual Underlying ETF buffer in cases where EFA has depreciated below that specific buffer level. Annually, each of the Underlying ETFs will undergo a reset of its cap and a refresh of its buffer, meaning that investors may have the ability to benefit from any appreciation in EFA for future periods up to the respective caps of the Underlying ETFs and may have the benefit of the buffer for future periods. A laddered buffer portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors. The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between quarterly rebalances. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below. The Fund’s portfolio consists of four Underlying ETFs: (1) FT Vest International Equity Moderate Buffer ETF – March (YMAR); (2) FT Vest International Equity Moderate Buffer ETF – June (YJUN); (3) FT Vest International Equity Moderate Buffer ETF – September (YSEP); and (4) FT Vest International Equity Moderate Buffer ETF – December (YDEC). The current list of Underlying ETFs in the Fund's portfolio can also be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BUFY. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is limited in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its cap and refresh its buffer annually based on prevailing market conditions. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations. As of November 28, 2025, EFA had significant investments in financials companies and European and Japanese issuers.
Strategy Portfolio Concentration [Text]	As of November 28, 2025, EFA had significant investments in financials companies and European and Japanese issuers.